Cover	Nov. 15, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2023
Entity File Number	001-06986
Entity Registrant Name	PUBLIC SERVICE COMPANY OF NEW MEXICO
Entity Central Index Key	0000081023
Entity Tax Identification Number	85-0019030
Entity Incorporation, State or Country Code	NM
Entity Address, Address Line One	414 Silver Avenue SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
P N M Energy Transition Bond Company I L L C [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2023
Entity File Number	333-274433-01
Entity Registrant Name	PNM ENRGY TRANSITION BOND COMPANY I, LLC
Entity Central Index Key	0001992267
Entity Tax Identification Number	93-3095291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	414 Silver Avenue SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false